RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Balances with related parties:

	December 31,
	2013	2012

Convertible notes (e)	$-	$610

Other accounts payable (c) (d)	$47	$21

Related parties' expenses:

	Year ended
	December 31,
	2013	2012	2011
Amounts charged to: *)

Research and development expenses (b) (d)	$341	$-	$-

General and administrative expense (a) (b) (c) (d)	$1,266	$401	$1,786

Financial expense (e)	$-	$60	$-

*)	Including share based compensation expenses for the years ended December 31, 2013, 2012 and 2011, in the amounts of $ 841, $ 26 and $ 1,394, respectively.

a. On March 1, 2008, the Company signed an agreement with a consultant, who is also one of the Company's shareholders and a director, as a contractor to render management, finance and operation services. The Company pays the consultant an amount of $ 7 per month. During May 2013, the monthly fee was increased to an amount of $ 12. The amendment was effective upon consummation of the IPO in May 2013. In June 2013, and in connection to the consummation of the IPO, the Company granted the consultant a bonus in the amount of $50. (see also Note 12 (a)).

b.
The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the company renders the Company with office services and office lease for a monthly fee in the amount of approximately $ 4 since June 1, 2010. Each party may terminate the agreement with 30-days' notice. The agreement was terminated in September 2013.

c.
An agreement was signed on June 2, 2011 between the Company and one its shareholders, as a contractor to render services related to pre-clinical, clinical, regulatory and intellectual property issues, for an amount of approximately $ 3 per month. During May 2013, the monthly fee was increased to an amount of $ 5. The amendment was effective upon consummation of the IPO in May 2013.

d.
Under the employment agreement, dated March 4, 2010, with the Company's Chief Executive Officer and Director, and following a salary increase approved April 14, 2011, the CEO was entitled to a gross monthly salary of $  14. During January 2013, the Company increased the monthly salary to an amount of $ 15 which became effective upon the Company's IPO. In June 2013, the Company granted the CEO a bonus in the amount of $ 75 in connection with the consummation of the IPO and in August 2013, the Company increased the bonus amount in $ 125, to a total of $ 200. (see also Note 12 (a)).

e.	One of the Company's shareholders invested as part of the Company's issuance of the Convertible notes.